Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2017	2,821,592	16.66	11.87	8.15	24,329
Granted	775,458	32.17	30.23
Exercised	(1,060,830)	8.86
Forfeited	(948,606)	24.30

Outstanding, December 31, 2017	1,587,614	24.88	19.67	8.53	63,190

Vested and expected to vest at December 31, 2017	1,533,724	24.84	19.67	8.52	61,103

Exercisable as of December 31, 2017	292,352	13.85	11.65	6.53	14,857

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2017 was as follows:

	Number of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2017	2,087,392	26.61
Granted	934,518	34.63
Vested	(782,802)	27.66
Forfeited	(588,100)	26.38

Outstanding, December 31, 2017	1,651,008	29.95

Expected to vest, December 31, 2017	1,572,618	29.98

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2016	2017
Fair value of ordinary share	US$23.76-US$24.88	US$45.36-US$54.84
Risk-free interest rates	1.70%-1.75%	2.30%-2.44%
Expected exercise multiple	2.2-2.8	2.2-2.8
Expected volatility	63%	57%-60%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted	US$14.12-US$15.26	US$27.05-US$33.73

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the year ended December 31, 2015, 2016 and 2017 is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Cost of revenues	6,939	12,310	15,166	2,331
Sales and marketing expenses	36,584	50,814	53,064	8,155
General and administrative expenses	40,142	77,965	59,954	9,215
Product development expenses	24,280	54,304	49,602	7,624

	107,945	195,393	177,786	27,325